STOCKHOLDERS' EQUITY - Summary of Unvested Restricted Common Stock Units (Details) - Restricted Stock Units (RSUs) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Shares
Outstanding, beginning balance (in shares)	38,603	133,069
Granted (in shares)	5,000	59,500
Forfeited (in shares)	(4,150)	(66,646)
Vested (in shares)	(6,684)	(87,320)
Outstanding, ending balance (in shares)	32,769	38,603
Weighted-Average Grant Date Fair Value Per Share
Outstanding, beginning balance (in dollars per share)	$ 9.6	$ 18.89
Granted (in dollars per share)	4.45	5.96
Forfeited (in dollars per share)	2.4	12.34
Vested (in dollars per share)	9.53	19.18
Outstanding, ending balance (in dollars per share)	$ 9.74	$ 9.6